Cover	Jul. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2026
Entity File Number	001-42713
Entity Registrant Name	Oxley Bridge Acquisition Limited
Entity Central Index Key	0002034313
Entity Tax Identification Number	98-1810002
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	333 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 5A6
City Area Code	778
Local Phone Number	653-3584
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	OBAWU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OBA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	OBAWW
Security Exchange Name	NASDAQ